Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net-Related Parties - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Accounts Receivable, Net-Related Parties [Abstract]
Accounts receivable-related parties	$ 144,986	$ 156,922
Less: allowance for credit losses	2,678	239
Accounts receivable-related parties, net	$ 142,308	$ 156,683